Goldman Sachs Target Date 2060 Portfolio
Goldman Sachs Target Date 2060 Portfolio—Summary
Investment Objective
The Goldman Sachs Target Date 2060 Portfolio (the “Portfolio”) seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 27 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 55 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-126 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs Target Date 2060 Portfolio	Class A	Institutional	Service	Investor	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Goldman Sachs Target Date 2060 Portfolio		Class A	Institutional	Service	Investor	Class R	Class R6
Management Fees		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.25%	none	0.50%	none
Other Expenses	[1]	2.52%	2.38%	2.63%	2.52%	2.52%	2.37%
Shareholder Administration Fees		none	none	0.25%	none	none	none
All Other Expenses		2.52%	2.38%	2.38%	2.52%	2.52%	2.37%
Acquired (Underlying) Fund Fees and Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Portfolio Operating Expenses		3.19%	2.80%	3.30%	2.94%	3.44%	2.79%
Fee Waiver and Expense Limitation	[2]	(2.33%)	(2.33%)	(2.33%)	(2.33%)	(2.33%)	(2.34%)
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Limitation		0.86%	0.47%	0.97%	0.61%	1.11%	0.45%
[1]	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Portfolio’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares of the Portfolio. These arrangements will remain in effect through at least April 30, 2019, and prior to such date, the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Goldman Sachs Target Date 2060 Portfolio - USD ($)	1 Year	3 Years
Class A Shares	633	1,272
Institutional Shares	48	646
Service Shares	99	797
Investor Shares	62	689
Class R Shares	113	839
Class R6 Shares	46	642

Portfolio Turnover
The Portfolio may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Portfolio and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. Because the Portfolio has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the Portfolio.
Principal Strategy
The Portfolio employs an asset allocation strategy designed for investors who plan to retire and to begin gradually withdrawing their investment from the Portfolio beginning in approximately 2060 (the “Target Date”). The Portfolio is managed for an investor planning to retire at the age of 65 on or around the Target Date.

The Portfolio generally seeks to achieve its investment objective by investing in shares of exchange-traded funds (“Underlying ETFs”) and other registered investment companies (collectively, the “Underlying Funds”), according to an asset allocation strategy, developed by Madison Asset Management, LLC (the “Sub-Adviser”) who is unaffiliated with the Investment Adviser, for investors planning to retire in or within a few years of 2060. Over time, the Portfolio’s asset allocation will become more conservative until it reaches approximately 10-30% in equity funds and 70-90% in fixed income funds at the Target Date as illustrated in the graph below. After the Target Date, and as also illustrated in the graph below, the Portfolio’s asset allocation targets are expected to remain within these approximate ranges.

The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Market conditions and the perceived value of securities will change as the investor moves across the glide path. Although the actual allocations may vary, the chart below illustrates the expected strategic asset allocation of the glide path and the tactical allocation ranges of the core asset classes and sub-asset classes.

YEARS TO TARGET DATE	40+	35	30	25	20	15	10	5	0	–5	–10
Strategic Allocations
Equity	85%	80%	75%	70%	65%	60%	55%	38%	20%	20%	20%
US Equity	60%	56%	53%	49%	46%	42%	39%	26%	14%	14%	14%
Non-US Developed Equities	26%	24%	23%	21%	20%	18%	17%	11%	6%	6%	6%
Fixed Income	15%	20%	25%	30%	35%	40%	45%	63%	80%	80%	80%

Tactical Allocation Ranges
Equity	75-95%	70-90%	65-85%	60-80%	55-75%	50-70%	45-65%	28-48%	10-30%	10-30%	10-30%
US Equity	45-86%	42-81%	39-77%	36-72%	33-68%	30-63%	27-59%	17-43%	6-27%	6-27%	6-27%
Non-US Equities	8-38%	7-36%	7-34%	6-32%	6-30%	5-28%	5-26%	3-19%	1-12%	1-12%	1-12%
Fixed Income	5-25%	10-30%	15-35%	20-40%	25-45%	30-50%	35-55%	53-73%	70-90%	70-90%	70-90%

Sub-Asset Classes and Alternatives
Emerging Markets Equities	0-19%	0-18%	0-17%	0-16%	0-15%	0-14%	0-13%	0-10%	0-6%	0-6%	0-6%
Real Estate	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%
Commodities	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%
Other Alternative Strategies	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%	0-10%

Note: Above allocations may not sum to total due to rounding.

On a periodic basis, the Sub-Adviser will evaluate and may revise the Portfolio’s asset allocation, including revising the asset class weightings and adding and/or removing Underlying Funds. There will be times when the perceived value of equity and/or fixed income securities are stretched (or depressed) and the opportunity to proactively protect against (or take advantage of) these opportunities necessitates an ability to deviate from the glide path’s strategic target. In order to attempt to capitalize on these periodic opportunities, the Sub-Adviser established a “tactical allocation range” that allows flexibility to increase or decrease exposure from the glide path’s strategic allocations. As a result, the Portfolio’s equity and fixed income asset allocation targets may range within the bounds of this tactical allocation range as illustrated in the chart above depending on the Sub-Adviser’s views of the appropriate mix of the Portfolio’s asset allocation based on then-current economic, market or other conditions, or factors unique to the Portfolio. Certain sub-asset classes, like real estate, commodities, and other alternative strategies, may be invested in using the tactical allocation range illustrated in the table above. The Sub-Adviser may also use the tactical allocation range to invest in certain other sub-asset classes within fixed income such as: domestic high yield non-investment grade securities (commonly referred to as “junk bonds”), inflation-linked securities, securities issued by foreign corporate and governmental issuers, sovereign and corporate debt securities of issuers in emerging market countries, convertible securities, and preferred stock. The Sub-Adviser will also monitor the Underlying Funds on an ongoing basis and may increase or decrease the Portfolio’s investment in one or more Underlying Funds. The Underlying Fund selections are made based on several considerations, including the Portfolio’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. With regard to investments in Underlying Funds that invest in debt securities, the Sub-Adviser seeks to select portfolios of securities with long-, intermediate- and short-term maturities. Although the Portfolio does not intend to concentrate its investments in a particular industry, the Portfolio may indirectly concentrate in a particular industry or group of industries through its aggregate investment in one or more Underlying Funds. The particular Underlying Funds in which the Portfolio may invest and the Portfolio’s targets and ranges will change from time to time without shareholder approval or notice.

The Sub-Adviser’s strategy is intended to represent a conservative investment strategy. The Sub-Adviser’s expectation is that the Portfolio may participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with other funds holding more speculative and volatile securities. There is no assurance that the Sub-Adviser’s expectations regarding this investment strategy will be realized.

Although the Portfolio expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Portfolio may invest up to 100% in money market instruments. To the extent the Portfolio engages in this temporary defensive position, the Portfolio’s ability to achieve its investment objective may be diminished.

Management Process

The Investment Adviser and the Portfolio have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Portfolio’s Board of Trustees, to oversee the Sub-Adviser and recommend its hiring, termination and replacement. The initial shareholder of the Portfolio approved the Portfolio’s operation in this manner and reliance by the Portfolio on this exemptive order.

Additional Information

The Portfolio’s benchmark index is the S&P Target Date To 2060+ Index (the “Index”).
Principal Risks of the Portfolio
Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing. Investors should also consider, in addition to his or her age or retirement date, other factors, including the investor’s risk tolerance, personal circumstances, and complete financial situation.

Asset Allocation Risk.  The Portfolio’s allocations to various asset classes and to the Underlying Funds may cause the Portfolio to underperform other funds with a similar investment objective.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Inadequate Retirement Income.  An investment in the Portfolio is not guaranteed, and the Portfolio may experience losses, including losses near, at, or after the Target Date. There is no guarantee that the Portfolio will achieve sufficient capital appreciation to provide adequate income at and through retirement. Moreover, there is no guarantee that the Portfolio’s performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Investing in the Underlying Funds.  The investments of the Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or exemptive relief thereunder. The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Management Risk.  A strategy used by the Sub-Adviser may fail to produce the intended results.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Underlying ETF Risk.  The Portfolio may invest in Underlying ETFs subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. An investment in an Underlying ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective; however, the market price of the Underlying ETF’s shares may trade at a premium or a discount to their net asset value. The price of an Underlying ETF can fluctuate, and the Portfolio could lose money investing in an Underlying ETF.

Principal Risks of the Underlying Funds

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in NAV. These risks are more pronounced in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.

Derivatives Risk.  An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If an Underlying Fund focuses its investments in issuers located in a particular country or region, the Underlying Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which its investment portfolio may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market Risk.  The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Certain of the Underlying Funds may make investments mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Performance
Because the Portfolio has not yet commenced operations as of the date of the Prospectus, there is no performance information quoted for the Portfolio.